Pension plan obligations (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension Plan Obligations
Total fixed income	R$ 1,804,550	R$ 1,613,153
Percentage of total fixed income	70.30%	61.20%
Total equities	R$ 136,582	R$ 261,665
Percentage of total equities	5.30%	9.90%
Total structured investments	R$ 498,825	R$ 599,970
Percentage of total structured investments	19.40%	22.80%
Other	R$ 127,315	R$ 159,639
Percentage of other	5.00%	6.10%
Fair value of the plan's assets	R$ 2,567,272	R$ 2,634,427
Percentage of fair value of the plan's assets	100.00%	100.00%